Strategic Restructuring - (Table)	3 Months Ended
Mar. 31, 2023
Infinity Pharmaceuticals Inc [Member]
Statement [Table]
Restructuring and Related Costs [Table Text Block]
The following table summarizes the financial impact of the restructuring activities on our operating expenses and cash flows for the three months ended March 31, 2023 and the current liability remaining on our balance sheet as of March 31, 2023:

	Charges incurred during the three months ended March 31, 2023	Amounts paid during the three months ended March 31, 2023	Less non-cash charges incurred during the three months ended March 31, 2023	Accrued restructuring costs as of March 31, 2023
	(in thousands)
Employee severance, benefits and related taxes	$899	$58	$—	$841
Stock-based compensation	821	—	821	—

Total restructuring	$1,720	$58	$821	$841